                                           REGISTRATION NOS. 333-122897/811-4001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
                         PRE-EFFECTIVE AMENDMENT NO.                            [ ]


                        POST-EFFECTIVE AMENDMENT NO. 6
                                    AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
                                                                                [X]
                              AMENDMENT NO. 136




                                 --------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)
                       METROPOLITAN LIFE INSURANCE COMPANY
                            (EXACT NAME OF DEPOSITOR)

                    200 PARK AVENUE, NEW YORK, NEW YORK 10166
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-9414
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 --------------

                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                       METROPOLITAN LIFE INSURANCE COMPANY
                                 200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 --------------

                                   Copies to:
                              DIANE E. AMBLER, ESQ.
                                  K&L GATES LLP
                               1601 K STREET, N.W.
                             WASHINGTON, D.C. 20006

                                 --------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2008 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 15, 2009.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                      UNDER
        THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                              CROSS REFERENCE SHEET
                            (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                             PROSPECTUS HEADING
--------                                             ------------------
      1.  Cover Page...............     Cover Page
      2.  Definitions..............     Important Terms You Should Know
      3.  Synopsis.................     Table of Expenses
      4.  Condensed Financial
            Information...........      Annuity Unit Values Tables; General
                                          Information--Advertising Performance;
                                          General Information--Financial
                                          Statements
      5.  General Description of
            Registrant, Depositor,
            and Portfolio
            Companies.............      MetLife; Metropolitan Life Separate Account
                                          E; Your Investment Choices; General
                                          Information--Voting Rights
      6.  Deductions and Expenses..     Table of Expenses; Income
                                          Annuities--Charges; Income
                                          Annuities--Withdrawal Option; Income
                                          Annuities--Premium and Other Taxes;
                                          General Information--Who Sells the
                                          Income Annuities; Appendix A--Premium
                                          Tax Table
      7.  General Description of
            Variable Annuity......      Variable Annuities; Income
                                          Annuities--Income Payment Types; Income
                                          Annuities--Reallocation Privilege;
                                          General Information--Administration
                                          (Purchase Payments/Confirming
                                          Transactions/By Telephone/Changes to
                                          Your Income Annuity/When We Can Cancel
                                          Your Income Annuity)
      8.  Annuity Period...........     Important Terms You Should Know; Income
                                          Annuities--Income Payment Types/The
                                          Value of Your Income Payments
      9.  Death Benefit............     Income Annuities--Death Benefit
     10.  Purchases and Annuity
            Values................      MetLife; Metropolitan Life Separate Account
                                          E; Income Annuities--Minimum Purchase
                                          Payment; Income Annuities--Income
                                          Payment Types; The Value of Your Income
                                          Payments; General
                                          Information--Administration (Purchase
                                          Payments)
     11.  Redemptions..............     General Information--When We Can Cancel
                                          Your Income Annuity; Income
                                          Annuities--Optional Two Year Withdrawal
                                          Feature; Standard Withdrawal Feature
     12.  Taxes....................     Income Taxes
     13.  Legal Proceedings........     Legal Proceedings
     14.  Table of Contents of the
            Statement of
            Additional
            Information...........      Table of Contents of the Statement of
                                          Additional Information
     15.  Cover Page...............     Cover Page
     16.  Table of Contents........     Table of Contents
     17.  General Information and
            History...............      Not Applicable

FORM N-4
ITEM NO.                                             PROSPECTUS HEADING
--------                                             ------------------
     18.  Services.................     Independent Registered Public Accounting
                                          Firm; Distribution of Certificates and
                                          Interests in the Income Annuities
     19.  Purchase of Securities
            Being Offered.........      Not Applicable
     20.  Underwriters.............     Distribution of Certificates and Interests
                                          in the Income Annuities; Withdrawal
                                          Processing Fee
     21.  Annuity Payments.........     Variable Income Payments
     22.  Financial Statements.....     Financial Statements of the Separate
                                          Account; Financial Statements of MetLife
          Appendix A...............     Premium Tax Table
          Appendix B...............     Annuity Unit Values
          Appendix C...............     Portfolio Legal and Marketing Names

The purpose of this amendment is to include the Immediate Fixed Income and Immediate Variable Income Certificate as an exhibit to this Registration Statement.

It is not intended that this filing supersede the prospectus and statement of additional information included in Post-Effective Amendment No. 5 to this Registration Statement filed on April 17, 2009.

                                     PART II

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS


       The following financial statements are included in Part B of Post-
          Effective Amendment No. 5 to this Registration Statement on Form N-4 as filed April 17, 2009:


       Metropolitan Life Separate Account E
          Independent Registered Public Accounting Firm's Report

       Financial Statements for the Years Ended December 31, 2008 and 2007
               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

       Metropolitan Life Insurance Company
          Independent Registered Public Accounting Firm's Report

       Financial Statements for the Years Ended December 31, 2008, 2007 and 2006
               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

  (b) EXHIBITS


 (1)           --  Resolution of the Board of Directors of Metropolitan Life establishing
                   Separate Account E.(1)
 (2)           --  Not applicable.
 (3)  (a)      --  Not applicable.
      (b)      --  Form of Metropolitan Life Insurance Company Sales Agreement.(2)
      (b)(i)   --  Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)
                   (LTC)(6)
      (c)      --  Participation Agreement--American Funds Insurance Series(3)
      (d)      --  Participation Agreement--Met Investors Series Trust(4)
      (e)      --  Participation Agreement--Metropolitan Series Fund.(9)
 (4)  (a)      --  Form of Single Premium Variable Immediate Income Annuity Certificate (Group
                   Version)(G. 4333-28).(2)
      (a)(i)   --  Immediate Fixed Income and Immediate Variable Income Certificate Form G.4399.(11)

      (b)      --  Single Premium Variable Immediate Income Annuity Non-Qualified Tax
                   Endorsement.(2)
      (c)      --  Single Premium Variable Immediate Income Annuity SIMPLE/IRA Tax
                   Endorsement.(2)
      (d)      --  Single Premium Variable Immediate Income Annuity Traditional IRA/SEP Tax
                   Endorsement.(2)
      (e)      --  Single Premium Variable Immediate Income Annuity 403(b) Tax Disclosure
                   Statement.(2)
      (f)      --  Single Premium Variable Immediate Income Annuity 457(b) Tax Disclosure
                   Statement.(2)
      (g)      --  Single Premium Variable Immediate Income Annuity 401(a)/401(k)/ Keogh Tax
                   Disclosure Statement.(2)
      (h)      --  Single Premium Variable Immediate Income Annuity 403(a) Tax Disclosure
                   Statement.(2)
      (i)      --  Non-Qualified Group Annuity Tax Endorsement Form RS TXEN-NQ (9/07).(7)
 (5)  (a)      --  Application Form for MetLife Retirement Income Optimizer.(2)
 (5)  (b)      --  MetLife Personal Income Plus Application (Form G. 20391)(10)
 (6)  (a)      --  Amended and Restated By-Laws of Metropolitan Life Insurance Company.(5)
 (6)  (b)      --  Amended and Restated Charter of Metropolitan Life Insurance Company.(4)
 (7)           --  Not applicable.
 (8)           --  Not applicable.
 (9)           --  Opinion and consent of counsel as to the legality of the securities being registered.(8)

(10)           --  Consent of Deloitte & Touche(7)
(11)           --  Not applicable.
(12)           --  Not applicable.
(13)  (a)      --  Powers of Attorney.(7)



--------
1. Filed with Post-Effective Amendment No. 19 to Registration Statement No. 002-90380 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Post-Effective Amendment No. 30 to Registration Statement No. 002-90380 for Metropolitan Life Separate Account E on Form N-4 on October 22, 2003. As incorporated herein by reference.

3. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.

4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.

6. Filed with Post Effective Amendment No. 13 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2006. As incorporated herein by reference.


7. Filed with Post-Effective Amendment No. 5 to this Registration Statement No. 333-122897 on Form N-4 on April 17, 2009. Powers of Attorney for C. Robert Henrikson, R. Glenn Hubbard, Burton A. Dole, Jr., Cheryl W. Grise, James L. Lipscomb, John M. Keane, James M. Kilts, Sylvia Mathews Burwell, Hugh B. Price, Kenton J. Sicchitano, William C. Steere, William J. Wheeler and James J. Prochaska, Jr.


8. Filed with Post-Effective Amendment No. 1 to this Registration Statement No. 333-122897 on Form N-4 on April 26, 2006.

9. Filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on September 10, 2007. As incorporated herein by reference.

10. Filed with Post-Effective Amendment No. 2 to this Registration Statement No. 333-122897 on Form N-4 on April 18, 2007.


11. Filed herewith.
                                      II-2

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                                               POSITION AND OFFICES WITH
NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS                        DEPOSITOR
-----------------------------------------------              -----------------------------
C. Robert Henrikson.......................................   Chairman of the Board,
                                                             President
MetLife, Inc and Metropolitan Life Insurance Company         and Chief Executive Officer
Chairman of the Board, President
and Chief Executive Officer
200 Park Avenue
New York, New York 10166
Sylvia Mathews Burwell....................................   Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1432 Elliott Avenue W
Seattle, WA 98102
Eduardo Castro-Wright.....................................   Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8(th) Street
Bentonville, AR 72716
Burton A. Dole, Jr........................................   Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
15835 Pauma Valley Drive
Pauma Valley, CA 92061
Cheryl W. Grise...........................................   Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117
R. Glenn Hubbard..........................................   Director
Dean and Russell L. Carson Professor of Finance and
Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902
John M. Keane.............................................   Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006
James M. Kilts............................................   Director
Partner
Centerview Partners Management, LLC
16 School Street
Rye, NY 10580
Hugh B. Price.............................................   Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

                                                               POSITION AND OFFICES WITH
NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS                        DEPOSITOR
-----------------------------------------------              -----------------------------
David Satcher.............................................   Director
Director of Satcher Health Leadership Institute and Center
of Excellence on Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495
Kenton J. Sicchitano......................................   Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760
William C. Steere, Jr.....................................   Director
Retired Chairman of the Board and Chief Executive Officer
Pfizer, Inc.
235 East 42nd Street, 22(nd) Floor
New York, NY 10017
Lulu C. Wang..............................................   Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49(th) Street, #17
New York, NY 10017


     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166

               NAME                                  POSITION WITH METLIFE
               ----                                  ---------------------
C. Robert Henrikson...............   Chairman of the Board, President and Chief Executive
                                     Officer
Gwenn L. Carr.....................   Senior Vice President and Secretary
Steven A. Kandarian...............   Executive Vice President and Chief Investment Officer
James L. Lipscomb.................   Executive Vice President and General Counsel
Maria R. Morris...................   Executive Vice President, Technology and Operations
William J. Mullaney...............   President, Institutional Business
Joseph J. Prochaska, Jr. .........   Executive Vice President and Chief Accounting Officer
William J. Toppeta................   President, International Business
Lisa M. Weber.....................   President, Individual Business
William J. Wheeler................   Executive Vice President and Chief Financial Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.

     As of February 28, 2009:

                                                            NUMBER OF
 TITLE OF CLASS                                              HOLDERS
 --------------                                             ---------
Contract holders
  Qualified..............................................       1
  Non-Qualified..........................................       0


ITEM 28.  INDEMNIFICATION

     UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and officers' policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

     MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

          Met Investors Series Trust
          Metropolitan Series Fund, Inc.
          Metropolitan Life Separate Account E
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account One MetLife Investors Variable Annuity Account Five MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One General American Separate Account Eleven
          General American Separate Account Twenty- Eight General American Separate Account Twenty- Nine General American Separate Account Two
          Security Equity Separate Account 26
          Security Equity Separate Account 27

          MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account QPN for Variable Annuities MetLife of CT Separate Account TM for Variable Annuities MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Fund UL for Variable Life Insurance
          MetLife of CT Fund UL II for Variable Life Insurance
          MetLife of CT Fund UL III for Variable Life Insurance Metropolitan Life Variable Annuity Separate Account I Metropolitan Life Variable Annuity Separate Account II Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C and
          Paragon Separate Account D.

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


         NAME AND PRINCIPAL           POSITIONS AND OFFICES
          BUSINESS ADDRESS               WITH UNDERWRITER
         ------------------           ---------------------
Michael K. Farrell ................   Director
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Craig W. Markham ..................   Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta ................   Director
1095 Avenue of the Americas
New York, New York 10036

Paul A. Sylvester .................   President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget ...............   Executive Vice President, Investment Fund Management &
1095 Avenue of the Americas           Marketing
New York, New York 10036

Paul A. LaPiana ...................   Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson ................   Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello .....................   Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker .................   Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

         NAME AND PRINCIPAL           POSITIONS AND OFFICES
          BUSINESS ADDRESS               WITH UNDERWRITER
         ------------------           ---------------------

Douglas P. Rodgers ................   Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

John C. Kennedy ...................   Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers ....................   Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson ....................   Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt ...............   Treasurer
1095 Avenue of the Americas
New York, New York 10036

Peter Gruppuso ....................   Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington ..............   Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo .....................   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos .......................   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens ..................   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant ..................   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros ..................   Vice President
1095 Avenue of the Americas
New York, New York 10036

     (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                               (2)
                  (1)                   Net Underwriting         (3)             (4)            (5)
            Name of Principal             Discounts and    Compensation On    Brokerage        Other
               Underwriter                 Commissions        Redemption     Commissions   Compensation
            -----------------           ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company    $144,689,685            $0              $0            $0



ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

     Metropolitan Life Insurance Company
     200 Park Avenue
     New York, N.Y. 10166

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 22ND DAY OF APRIL, 2009.


                                          METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                      (Registrant)

                                           METROPOLITAN LIFE INSURANCE COMPANY
                                                       (Depositor)

                                        by:       /s/ PAUL G. CELLUPICA
                                            ------------------------------------
                                                     (Paul G. Cellupica)
                                            Chief Counsel, Securities Regulation
                                                   and Corporate Services

                                           METROPOLITAN LIFE INSURANCE COMPANY
                                                       (Depositor)

                                        by:       /s/ PAUL G. CELLUPICA
                                            ------------------------------------
                                                     (Paul G. Cellupica)
                                            Chief Counsel, Securities Regulation
                                                   and Corporate Services

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


            SIGNATURE                                TITLE                          DATE
            ---------                                -----                          ----
                *                 President, Chief Executive Officer and
                                  Chairman of the Board
--------------------------------
       C. Robert Henrikson

                *                 Executive Vice President and Chief
                                  Accounting Officer (Principal Financial
--------------------------------  Officer)
    Joseph J. Prochaska, Jr.

                *                 Executive Vice President and Chief
                                  Financial Officer
--------------------------------
       William J. Wheeler

                *                 Director

--------------------------------
     Sylvia Mathews Burwell

                *                 Director

--------------------------------
      Eduardo Castro-Wright

                *                 Director

--------------------------------
       Burton A. Dole, Jr.

                *                 Director

--------------------------------
         Cheryl W. Grise

                *                 Director

--------------------------------
        R. Glenn Hubbard

                *                 Director

--------------------------------
          John M. Keane

                *                 Director

--------------------------------
         James M. Kilts

                *                 Director

--------------------------------
          Hugh B. Price

                *                 Director

--------------------------------
          David Satcher

                *                 Director

--------------------------------
     William C. Steere, Jr.

                *                 Director

--------------------------------
      Kenton J. Sicchitano

                *                 Director

--------------------------------
          Lulu C. Wang

*By:  /s/ MYRA L. SAUL, ESQ.                                                   April 22, 2009

--------------------------------
       Myra L. Saul, Esq.
        Attorney-in-Fact